INVESTMENTS - Equity securities without readily determinable fair values (Details) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Equity securities without readily determinable fair values
Carrying value of equity securities without readily determinable fair values	¥ 551	¥ 604
Total consideration	0	15	¥ 30
Gain/(loss) on sale of equity securities without readily determinable fair values	0	(4)	1
Investment in equity securities without readily determinable fair value	¥ 10	¥ 45	¥ 94